Organization and Significant Accounting Policies - Summary of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disaggregation Of Revenue [Line Items]
Total net revenue	$ 69,478	$ 78,933	$ 224,700	$ 218,231	$ 293,770	$ 220,742	$ 189,919
United States
Disaggregation Of Revenue [Line Items]
Total net revenue	69,114	77,586	223,036	213,713	287,349	215,122	183,810
International
Disaggregation Of Revenue [Line Items]
Total net revenue	$ 364	$ 1,347	$ 1,664	$ 4,518	$ 6,421	5,620
Canada
Disaggregation Of Revenue [Line Items]
Total net revenue						3,021	3,748
Europe, Middle East, & Africa
Disaggregation Of Revenue [Line Items]
Total net revenue						1,638	608
Asia Pacific
Disaggregation Of Revenue [Line Items]
Total net revenue						482	1,592
Other
Disaggregation Of Revenue [Line Items]
Total net revenue						$ 479	$ 161